VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.9% (a)
Alliance Bernstein National Municipal Income Fund, Inc.	186,389	$2,111,787
Blackrock Investment Quality Municipal Trust, Inc.	72,556	895,341
BlackRock Long-Term Municipal Advantage Trust	54,663	554,830
BlackRock MuniAssets Fund, Inc.	218,414	2,485,551
BlackRock Municipal 2030 Target Term Trust	327,737	7,282,316
BlackRock Municipal Income Fund, Inc.	477,729	5,737,525
BlackRock Municipal Income Quality Trust	153,526	1,814,677
BlackRock Municipal Income Trust	287,805	3,050,733
BlackRock Municipal Income Trust II	286,242	3,145,800
BlackRock MuniHoldings Fund, Inc.	312,750	3,878,100
BlackRock MuniHoldings Quality Fund II, Inc.	132,560	1,382,601
BlackRock MuniVest Fund II, Inc.	126,412	1,410,758
BlackRock MuniVest Fund, Inc.	532,919	3,810,371
BlackRock MuniYield Fund, Inc.	299,103	3,346,963
BlackRock MuniYield Quality Fund II, Inc.	132,616	1,437,557
BlackRock MuniYield Quality Fund III, Inc.	400,987	4,619,370
BlackRock MuniYield Quality Fund, Inc.	424,110	5,208,071
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	77,276	860,082
BNY Mellon Municipal Income, Inc.	135,369	898,850
BNY Mellon Strategic Municipal Bond Fund, Inc.	294,174	1,776,811
BNY Mellon Strategic Municipals, Inc.	296,450	1,929,890
Delaware Investments National Municipal Income Fund	51,227	566,571
DWS Municipal Income Trust	259,172	2,350,690
Eaton Vance Municipal Bond Fund	419,902	4,425,767
Eaton Vance Municipal Income 2028 Term Trust	37,839	700,778
	Number of Shares	Value
Eaton Vance Municipal Income Trust	230,133	$2,460,122
Eaton Vance National Municipal Opportunities Trust	71,704	1,277,048
Invesco Advantage Municipal Income Trust II	259,188	2,345,651
Invesco Municipal Income Opportunities Trust	177,565	1,234,077
Invesco Municipal
Opportunity Trust	395,196	3,971,720
Invesco Municipal Trust	323,451	3,286,262
Invesco Quality Municipal Income Trust	309,195	3,129,053
Invesco Trust for Investment Grade Municipals	317,105	3,307,405
Invesco Value Municipal Income Trust	270,831	3,461,220
MFS High Income Municipal Trust	206,055	770,646
MFS Municipal Income Trust	268,676	1,437,417
Neuberger Berman Municipal Fund, Inc.	106,678	1,196,927
Nuveen AMT-Free Municipal Credit Income Fund	1,169,892	14,775,736
Nuveen AMT-Free Municipal Value Fund	101,020	1,442,566
Nuveen AMT-Free Quality Municipal Income Fund	1,263,784	14,659,894
Nuveen Dynamic Municipal Opportunities Fund	272,215	3,095,085
Nuveen Municipal Credit Income Fund	964,338	12,015,652
Nuveen Municipal Credit Opportunities Fund	221,513	2,658,156
Nuveen Municipal High Income Opportunity Fund	373,218	4,109,130
Nuveen Municipal Value Fund, Inc.	935,655	8,523,817
Nuveen Quality Municipal Income Fund	1,225,285	14,703,420
Nuveen Select Tax-Free Income Portfolio	205,070	3,008,377
PIMCO Municipal Income Fund	80,755	862,463
PIMCO Municipal Income Fund II	201,978	1,930,910
PIMCO Municipal Income Fund III	99,328	863,160

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VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pioneer Municipal High Income Advantage Fund, Inc.	155,799	$1,364,799
Pioneer Municipal High Income Fund Trust	135,438	1,271,763
Pioneer Municipal High Income Opportunities Fund, Inc.	112,031	1,300,680
	Number of Shares	Value
Putnam Managed Municipal Income Trust	193,689	$1,332,580
Putnam Municipal Opportunities Trust	115,754	1,378,630
Western Asset Managed Municipals Fund, Inc.	277,250	2,927,760
Total Closed-End Funds: 99.9% (Cost: $223,179,175)		185,783,916
Other assets less liabilities: 0.1%		192,859
NET ASSETS: 100.0%		$185,976,775

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$185,783,916
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